Cover	Nov. 14, 2022
Cover [Abstract]
Entity Registrant Name	PERASO INC.
Entity Central Index Key	0000890394
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 14, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0291941
Entity Address Address Line 1	2309 Bering Dr
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95131
City Area Code	408
Written Communications	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	418-7500
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PRSO
Security Exchange Name	NASDAQ
Soliciting Material	false
Entity File Number	000-32929